SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes			$ 5,550,607
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible notes-principal			5,500,000
Convertible notes-discount			(316,060)
Convertible notes-interest			366,667
Convertible notes			$ 5,550,607